Condensed Statement of Cash Flows - USD ($)		5 Months Ended
	May 07, 2020	Sep. 30, 2020
Cash Flows from Operating Activities
Net loss	$ (1,000)	$ (735,266)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account		(3,387)
Changes in operating assets and liabilities:
Accrued expenses	1,000
Prepaid expenses		(400,635)
Accounts payable and accrued expenses		650,031
Net cash used in operating activities		(489,257)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(143,750,000)
Net cash used in investing activities		(143,750,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		140,875,000
Proceeds from sale of Private Placement Units		4,875,000
Proceeds from promissory note - related party		80,000
Repayment of promissory note - related party		(80,000)
Payment of offering costs		(166,063)
Net cash provided by financing activities		145,583,937
Net Change in Cash		1,344,680
Cash - End of period		1,344,680
Non-Cash financing activities:
Initial classification of common stock subject to possible redemption		140,258,930
Change in value of common stock subject to possible redemption		(734,260)
Deferred offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock		25,000
Offering costs included in accrued offering costs		$ 324,000
Supplemental disclosure of non-cash investing and financing activities:
Offering costs included in accrued offering costs	71,115
Deferred offering costs paid directly by initial stockholders in exchange for the issuance of Class B common stock	$ 25,000